9. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 131,000
2014	120,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
Total	$ 561,000